Capital Stock (Tables)	12 Months Ended
Feb. 28, 2017
Share-based Compensation [Abstract]
Changes in Issued and Outstanding Common Shares
The following details the changes in issued and outstanding common shares for the years ended February 28, 2017, February 29, 2016 and February 28, 2015:

	Capital Stock and Additional Paid-in Capital		Treasury Stock
	Stock Outstanding (000’s)	Amount	Stock Outstanding (000’s)	Amount
Common shares outstanding as at March 1, 2014	526,552	$2,418	7,660	$(179)
Exercise of stock options	945	6	—	—
Common shares issued for RSU settlements	1,305	—	—	—
Stock-based compensation	—	50	—	—
Excess tax benefit related to stock-based compensation	—	8	—	—
Sale of treasury stock	—	—	(6,033)	141
Treasury shares released for RSU settlements	—	(38)	(1,627)	38
Common shares outstanding as at February 28, 2015	528,802	2,444	—	—
Exercise of stock options	402	3	—	—
Common shares issued for RSU settlements	4,320	—	—	—
Stock-based compensation	—	60	—	—
Tax deficiencies related to stock-based compensation	—	(1)	—	—
Share repurchase	(12,607)	(59)	—	—
Common shares issued for employee share purchase plan	183	1	—	—
Common shares issued on the redemption of deferred share units	72	—	—	—
Common shares outstanding as at February 29, 2016	521,172	2,448	—	—
Exercise of stock options	131	1	—	—
Common shares issued for RSU settlements	8,689	—	—	—
Stock-based compensation	—	60	—	—
Tax deficiencies related to stock-based compensation	—	(1)	—	—
Common shares issued for employee share purchase plan	505	4	—	—
Common shares outstanding as at February 28, 2017	530,497	$2,512	$—	$—

Summary of Option Activity
A summary of option activity since March 1, 2014 is shown below:

	Options Outstanding
	Number (000’s)	Weighted Average Exercise Price	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)
Balance as at March 1, 2014	3,267	$12.08
Granted during the year	526	10.06
Exercised during the year	(945)	7.13
Forfeited/cancelled/expired during the year	(1,362)	17.10
Balance as at February 28, 2015	1,486	9.34
Granted during the year	772	6.30
Exercised during the year	(402)	6.09
Forfeited/cancelled/expired during the year	(382)	14.45
Balance as at February 29, 2016	1,474	7.01
Granted during the year	673	7.96
Exercised during the year	(131)	6.14
Forfeited/cancelled/expired during the year	(393)	7.44
Balance as at February 28, 2017	1,623	$7.46	3.32	$—
Vested and expected to vest as at February 28, 2017	1,558	$7.46	3.29	$—
Exercisable as at February 28, 2017	603	$7.43	2.03	$—

Summary of Unvested Stock Options
A summary of unvested stock options since February 29, 2016 is shown below:

	Options Outstanding
	Number (000’s)	Weighted Average Grant Date Fair Value
Balance as at February 29, 2016	980	$2.95
Granted during the year	673	2.36
Vested during the year	(325)	3.09
Forfeited during the year	(308)	2.82
Balance as at February 28, 2017	1,020	$2.55

Option-Pricing Model Assumptions

	February 28, 2017	February 29, 2016	February 28, 2015
Weighted average grant date fair value of stock options granted during the period	$2.36	$2.49	$4.32
Assumptions:
Risk-free interest rates	0.92%	1.00%	1.25%
Expected life in years	3.52	3.38	3.67
Expected dividend yield	—%	—%	—%
Volatility	38.86%	54.60%	56.59%

Restricted Share Unit Activity
The Company recorded compensation expense with respect to RSUs of approximately $59 million in the year ended February 28, 2017 (February 29, 2016 - $59 million; February 28, 2015 - $48 million).
A summary of RSU activity since March 1, 2014 is shown below:

	RSUs Outstanding
	Number (000’s)	Weighted Average Grant Date Fair Value	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)
Balance as at March 1, 2014	24,345	$8.15
Granted during the year	9,530	9.72
Vested during the year	(2,928)	13.73
Forfeited/cancelled during the year	(4,946)	9.55
Balance as at February 28, 2015	26,001	7.84
Granted during the year	8,986	7.20
Vested during the year	(4,320)	8.75
Forfeited/cancelled during the year	(2,997)	8.84
Balance as at February 29, 2016	27,670	7.38
Granted during the year	5,126	7.77
Vested during the year	(8,691)	7.69
Forfeited/cancelled during the year	(3,273)	7.94
Balance as at February 28, 2017	20,832	$7.26	1.44	$145
Vested and expected to vest February 28, 2017	19,893	$7.24	1.43	$138

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the aggregate closing share price of the Company’s common shares on February 28, 2017, that would have been received by RSU holders if all RSUs had been vested on February 28, 2017).
Tax deficiencies incurred by the Company related to the RSUs vested was $1 million for the year ended February 28, 2017 (February 29, 2016 - tax deficiency of $1 million; February 28, 2015 - tax benefit of $8 million).
Previously, the Company contributed capital to a trust account to enable a trustee to purchase shares on the open market in connection with the vesting of certain RSUs awarded by the Company. The trustee no longer holds shares and the trust was terminated in fiscal 2016. The Company expects to settle vested RSUs by issuing new common shares from treasury.
As at February 28, 2017, there was $92 million of unrecognized compensation expense related to RSUs that will be expensed over the vesting period, which, on a weighted average basis, results in a period of approximately 1.43 years.
During the year ended February 28, 2017, there were 5,126,346 RSUs granted (February 29, 2016 - 8,986,019), all of which will be settled upon vesting by the issuance of new common shares.